ACCOUNTS PAYABLE AND OTHER - Accounts Payable and Other (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Current
Accounts payable	$ 3,979	$ 3,665
Accrued and other liabilities	5,338	4,977
Lease liabilities	311	312
Financial liabilities	510	316
Unearned premiums reserve	615	620
Work in progress	1,377	1,397
Provisions and decommissioning liabilities	473	563
Liabilities held for sale	41	0
Total current	12,644	11,850
Non-current
Accounts payable	104	119
Accrued and other liabilities	1,570	1,556
Lease liabilities	1,179	1,293
Financial liabilities	2,061	2,159
Unearned premiums reserve	1,564	1,608
Work in progress	13	1
Provisions and decommissioning liabilities (5)	876	1,050
Total non-current	7,367	7,786
Bank overdrafts	870	727
Net defined benefit liability	775	771
Current net defined benefit liability	14	20
Non-current net defined benefit liability	761	751
Healthscope Limited
Non-current
Financial liabilities, sale-leaseback transaction	1,644	1,732
Current financial liabilities, sale-leaseback transaction	62	66
Non-current financial liabilities, sale-leaseback transaction	$ 1,582	$ 1,666